UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4871

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
General California Municipal Money Market Fund
February 28, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--103.9%	Rate (%)		Date	Amount ($)	Value ($)

California--98.1%
Alameda County Industrial
Development Authority, Revenue
(2923 Adeline Associates LLC
Project) (LOC; Wells Fargo
Bank)		3.65	3/7/07	1,015,000 a	1,015,000
Alameda County Industrial
Development Authority, Revenue
(Plastikon Industries Inc.
Project) (LOC; California
State Teachers Retirement
System)		3.85	3/7/07	2,960,000 a	2,960,000
Alameda County Industrial
Development Authority, Revenue
(Spectrum Label Corp. Project)
(LOC; Bank of The West)		3.85	3/7/07	3,370,000 a	3,370,000
California
(Insured; XLCA and LOC;
Merrill Lynch)		3.68	3/7/07	8,120,000 a,b	8,120,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank of
Scotland PLC and Societe
Generale)		3.50	3/5/07	29,100,000	29,100,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank of
Scotland PLC and Societe
Generale)		3.45	3/6/07	13,000,000	13,000,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank of
Scotland PLC and Societe
Generale)		3.45	3/6/07	11,700,000	11,700,000
California,
Economic Recovery Bonds
(Liquidity Facility;
Landesbank Baden-Wurttemberg)		3.58	3/1/07	3,700,000 a	3,700,000
California,
Economic Recovery Bonds (LOC;
Lloyds TSB Bank PLC)		3.50	3/1/07	10,000,000 a	10,000,000

California Community College
Financing Authority, GO Notes,
TRAN (Insured; FSA)	4.50	6/29/07	9,000,000	9,025,130
California Department of Water
Resources, Power Supply
Revenue (LOC; Bank of America)	3.53	3/1/07	7,300,000 a	7,300,000
California Department of Water
Resources, Power Supply
Revenue (LOC: California State
Teachers Retirement System and
The Bank of New York)	3.53	3/1/07	2,700,000 a	2,700,000
California Infrastructure and
Economic Development Bank, IDR
(Chaparral Property Project)
(LOC; Comerica Bank)	3.75	3/7/07	1,600,000 a	1,600,000
California Infrastructure and
Economic Development Bank, IDR
(G&G Specialty Foods, Inc.
Project) (LOC; Comerica Bank)	3.75	3/7/07	1,697,050 a	1,697,050
California Infrastructure and
Economic Development Bank, IDR
(International Raisins Inc.
Project) (LOC; M&T Bank)	3.77	3/7/07	3,750,000 a	3,750,000
California Infrastructure and
Economic Development Bank,
Revenue (7/11 Materials
Incorporated Project) (LOC;
California State Teachers
Retirement System)	3.74	3/7/07	3,325,000 a	3,325,000
California Pollution Control
Financing Authority, PCR
(Evergreen Oil Incorporated
Project) (LOC; Bank of The
West)	3.63	3/7/07	7,450,000 a	7,450,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC; Bank
One)	3.53	3/1/07	12,700,000 a	12,700,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company) (LOC;
JPMorgan Chase Bank)	3.53	3/1/07	1,400,000 a	1,400,000
California Pollution Control
Financing Authority, SWDR (ALS
Plastics Project) (LOC; Wells
Fargo Bank)	3.73	3/7/07	2,400,000 a	2,400,000
California Pollution Control
Financing Authority, SWDR (BLT
Enterprises of Fremont LLC
Project) (LOC; Union Bank of
California)	3.65	3/7/07	7,285,000 a	7,285,000
California Pollution Control

Financing Authority, SWDR
(Chicago Grade Landfill, Inc.
Project) (LOC; Comerica Bank)	3.65	3/7/07	1,125,000 a	1,125,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	3.63	3/7/07	3,895,000 a	3,895,000
California Pollution Control
Financing Authority, SWDR
(CR&R Inc. Project) (LOC; Bank
of the West)	3.63	3/7/07	2,420,000 a	2,420,000
California Pollution Control
Financing Authority, SWDR
(Desert Properties LLC
Project) (LOC; Union Bank of
California)	3.65	3/7/07	2,245,000 a	2,245,000
California Pollution Control
Financing Authority, SWDR
(Garden City Sanitation
Project) (LOC; Comerica Bank)	3.65	3/7/07	4,110,000 a	4,110,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	3.65	3/7/07	2,005,000 a	2,005,000
California Pollution Control
Financing Authority, SWDR
(Marborg Industries Project)
(LOC; Wachovia Bank)	3.60	3/7/07	1,235,000 a	1,235,000
California Pollution Control
Financing Authority, SWDR
(Marin Sanitary Service
Project) (LOC; Comerica Bank)	3.65	3/7/07	4,115,000 a	4,115,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling Corp.
Project) (LOC; Comerica Bank)	3.65	3/7/07	3,195,000 a	3,195,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling Corp.
Project) (LOC; Comerica Bank)	3.65	3/7/07	1,550,000 a	1,550,000
California Pollution Control
Financing Authority, SWDR
(Mid-Valley Disposal Project)
(LOC; Union Bank of California)	3.65	3/7/07	3,560,000 a	3,560,000
California Pollution Control
Financing Authority, SWDR
(Mottra Corp. Project) (LOC;
Wells Fargo Bank)	3.65	3/7/07	1,735,000 a	1,735,000
California Pollution Control
Financing Authority, SWDR
(Napa Recycling and Waste
Services, LLC Project) (LOC;
Union Bank of California)	3.65	3/7/07	3,000,000 a	3,000,000
California Pollution Control

Financing Authority, SWDR
(Norcal Waste System Inc.
Project) (LOC; Comerica Bank)	3.65	3/7/07	11,085,000 a	11,085,000
California Pollution Control
Financing Authority, SWDR
(Pena's Disposal Inc. Project)
(LOC; Comerica Bank)	3.65	3/7/07	1,355,000 a	1,355,000
California Pollution Control
Financing Authority, SWDR
(Rainbow Disposal Co. Inc.
Project) (LOC; Union Bank of
California)	3.65	3/7/07	5,000,000 a	5,000,000
California Pollution Control
Financing Authority, SWDR
(Sierra Pacific Industries
Project) (LOC; Wells Fargo
Bank)	3.65	3/7/07	8,675,000 a	8,675,000
California Pollution Control
Financing Authority, SWDR
(Specialty Solid Waste
Project) (LOC; Comerica Bank)	3.65	3/7/07	1,205,000 a	1,205,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper Inc.
Project) (LOC; Comerica Bank)	3.65	3/7/07	2,070,000 a	2,070,000
California School Cash Reserve
Program, COP, TRANS (Insured;
AMBAC)	4.50	7/6/07	4,000,000	4,013,445
California Statewide Communities
Development Authority, IDR
(American Modular System
Project) (LOC; Bank of the
West)	3.72	3/7/07	3,800,000 a	3,800,000
California Statewide Communities
Development Authority, IDR
(American River Packaging,
Inc. Project) (LOC; Wells
Fargo Bank)	3.75	3/7/07	1,440,000 a	1,440,000
California Statewide Communities
Development Authority, IDR
(Flambeau Airmold Corporation
Project) (LOC; Wells Fargo
Bank)	3.75	3/7/07	1,500,000 a	1,500,000
California Statewide Communities
Development Authority, IDR
(Kennerly Project) (LOC; Bank
of the West)	3.75	3/7/07	1,465,000 a	1,465,000
California Statewide Communities
Development Authority, IDR
(Lesaint Limited Partnership
Project) (LOC; PNC Bank)	3.75	3/7/07	1,280,000 a	1,280,000
California Statewide Communities
Development Authority, IDR
(Packaging Innovation Project)

(LOC; Wells Fargo Bank)	3.75	3/7/07	1,750,000 a	1,750,000
California Statewide Communities
Development Authority, IDR
(Rapelli Project) (LOC;
Comerica Bank)	3.75	3/7/07	2,500,000 a	2,500,000
California Statewide Communities
Development Authority, MFHR
(City Towers Apartments)
(Liquidity Facility; Merrill
Lynch and LOC; Merrill Lynch)	3.74	3/7/07	18,045,000 a,b	18,045,000
California Statewide Communities
Development Authority, MFHR
(Lake Merritt Apartments)
(LOC; U.S. Bank NA)	3.77	3/7/07	3,700,000 a	3,700,000
California Statewide Communities
Development Authority, MFHR
(Pittsburg Plaza Apartments)
(LOC; FHLB)	3.95	3/7/07	4,600,000 a	4,600,000
California Statewide Communities
Development Authority, MFHR
(Seminole Gardens Apartments)
(LOC; FHLB)	3.75	3/7/07	3,385,000 a	3,385,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	3.52	5/1/07	1,400,000	1,400,000
California Statewide Communities
Development Authority, TRAN
(Pooled Local Agencies)	4.50	6/29/07	7,000,000	7,019,772
Conejo Valley Unified School
District, GO Notes, TRAN	4.25	6/29/07	2,905,000	2,909,972
Contra Costa,
COP (Concord Healthcare Center
Inc.) (LOC; Bank of America)	3.64	3/7/07	1,730,000 a	1,730,000
Contra Costa County,
MFHR (Pleasant Hill BART
Transit Village Apartments
Project) (Insured; XLCA)	3.95	12/20/07	9,000,000	9,001,779
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)	3.75	3/7/07	11,076,108 a,b	11,076,108
FHLMC Multifamily Certificates,
Revenue (Insured; FHLMC and
Liquidity Facility; FHLMC)	3.75	3/7/07	28,232,077 a,b	28,232,077
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
FGIC and Liquidity Facility;
Deutsche Banks AG)	3.70	3/7/07	2,075,000 a,b	2,075,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.68	3/7/07	2,375,000 a,b	2,375,000

Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.70	3/7/07	2,735,000 a,b	2,735,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.70	3/7/07	3,530,000 a,b	3,530,000
Goldman Sachs Pool Trust,
Revenue (Liquidity Facility;
Goldman Sachs Group and LOC;
IXIS Corporate and Investment
Bank)	3.75	3/7/07	5,400,000 a,b	5,400,000
Irvine Assessment District Number
89-10 (LOC; Bayerische
Hypo-und Vereinsbank AG)	3.57	3/1/07	1,070,000 a	1,070,000
Kern County,
GO Notes, TRAN	4.50	6/29/07	4,000,000	4,012,445
Los Angeles Community
Redevelopment Agency, MFHR
(Security Building Project)
(LOC; FHLB)	3.68	3/7/07	5,000,000 a	5,000,000
Los Angeles County,
GO Notes, TRAN	4.50	6/29/07	4,000,000	4,012,698
Los Angeles County Public Works
Financing Authority, Revenue,
Refunding (Los Angeles County
Flood Control District)
(Insured; MBIA)	3.00	3/1/07	500,000	500,000
Los Angeles Department of
Airports, Revenue, Refunding
(Ontario International
Airport) (Insured; MBIA)	4.50	5/15/07	1,700,000	1,703,428
Los Angeles Industrial Development
Authority, IDR (Delta Tau Data
Systems Incorporated Project)
(LOC; California State
Teachers Retirement System)	3.57	3/7/07	4,750,000 a	4,750,000
Manteca Redevelopment Agency,

Subordinate Tax Allocation
Revenue, Refunding (Amended
Merged Project Area) (Insured;
XLCA and Liquidity Facility;
State Street Bank and Trust
Co.)	3.54	3/1/07	4,400,000 a	4,400,000
Milpitas Unified School District,
GO Notes, TRAN	4.50	7/10/07	2,250,000	2,256,696
Riverside County Industrial
Development Authority, IDR
(California Mold Inc. Project)
(LOC; Bank of the West)	3.65	3/7/07	2,560,000 a	2,560,000
Riverside County Industrial

Development Authority, IDR
(Computrus Inc. Project) (LOC;
Wells Fargo Bank)	3.73	3/7/07	1,800,000 a	1,800,000
Riverside County Industrial
Development Authority, IDR
(Trademark Plastics Inc.
Project) (LOC; California
State Teachers Retirement
System)	3.73	3/7/07	4,275,000 a	4,275,000
Sacramento Housing Authority,
MFHR (Campus Gardens
Apartments) (Liquidity
Facility; Merrill Lynch)	3.74	3/7/07	6,835,000 a,b	6,835,000
San Bernardino County Industrial
Development Authority, IDR
(W&H Voortman, Inc. Project)
(LOC; California State
Teachers Retirement System)	3.75	3/7/07	1,980,000 a	1,980,000
San Diego County Water Authority,
CP (Liquidity Facility; Dexia
Credit Locale)	3.50	3/8/07	4,000,000	4,000,000
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Insured; AMBAC)	6.00	5/1/07	2,490,000	2,500,157
Santa Ana,
COP (Santa Ana Recycling
Project) (Insured; AMBAC)	5.40	5/1/07	1,050,000	1,052,892
Santa Clara County Housing
Authority, MFHR (Willows
Apartments) (LOC; Union Bank
of California)	3.57	3/7/07	4,284,000 a	4,284,000
University of California,
Revenue, CP	3.50	3/8/07	4,700,000	4,700,000
Ventura County,
GO Notes, TRAN	4.50	7/2/07	1,750,000	1,754,547

U.S. Related--5.8%
Puerto Rico Commonwealth,
TRAN (LOC: Banco Bilboa
Vizcaya, Banco Santander, Bank
of Nova Scotia, BNP Paribas,
Dexia Credit Locale and Fortis
Bank)	4.50	7/30/07	23,405,000	23,499,475

Total Investments (cost $419,086,481)			103.9%	419,086,671
Liabilities, Less Cash and Receivables			(3.9%)	(15,672,247)
Net Assets			100.0%	403,414,424

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities amounted to $88,423,185 or 21.9% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 25, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)